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October 26, 1995



Securities and Exchange Commission
Attention:  Document Control - EDGAR
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Re:   Rule 24f-2 Notice for
      IDS Life Investment Series, Inc.
      SEC File No. 2-73115/811-3218

Gentlemen:

[i]   In accordance with the provisions of Rule 24f-2, IDS Life
      Investment Series, Inc. hereby files its Rule 24f-2 Notice for the fiscal year ended August 31, 1995 ("Fiscal Year").

[ii]  Amount of securities registered other
      than under 24f-2 which were unsold at
      the beginning of the fiscal year.             $            0

[iii] Amount of securities registered during
      the fiscal year other than under 24f-2.       $            0

[iv]  Amount of securities sold during the
      fiscal year.                                  $1,542,193,986*

[v]   Amount of securities sold pursuant to         $1,542,193,986
      24f-2.

[vi]  Fee $1,542,193,986 divided by 2,900 equals    $   531,791.03

*  Sales of $1,628,513,267 minus redemptions of $86,319,281.

Enclosed please find an opinion of counsel. The filing fee in the amount of $531,791.03 has been sent by wire transfer.

If you have any questions, please contact the undersigned.

Very truly yours,

IDS LIFE INVESTMENT SERIES, INC.



Leslie L. Ogg
Vice President

LLO/KB/rdh
Enclosures
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Securities and Exchange Commission
October 26, 1995


                                             IDS Life            IDS Life              IDS Life
                                              Capital          International          Aggressive
                                             Resource             Equity                Growth
                                               Fund                Fund                  Fund
     Shares registered in prior years                  0                  0                     0

     Share price on October 20, 1995               24.66              12.63                 14.82
     Value of shares                                   0                  0                     0

     Shares registered in current years                0                  0                     0

     Share price on October 20, 1995               24.66              12.63                 14.82
     Value of shares                                   0                  0                     0

   * Aggregate Sales                         859,916,693        377,830,066           390,766,508

     Aggregate Redemptions                    42,461,613         26,008,343            17,849,325
     Securities Sold during Fiscal Year      817,455,080        351,821,723           372,917,183

     Fee                                      281,881.06         121,317.84            128,592.13